Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary compensation table for PEO (1)	Summary compensation table for PEO (1)	Compensation actually paid to PEO (5)	Compensation actually paid to PEO (5)	Average summary compensation table total for non-PEO NEOs (1)	Average compensation actually paid to non-PEO NEOs (5)	Total shareholder return (2)	Peer group total shareholder return (2)	Net income (in 000s) (3)	Adjusted diluted earnings per common share (4)
2024	$3,208,486		$3,340,058		$1,908,832	$2,156,434	$145	$144	$124,059	$7.83
2023	$1,423,772		$1,353,230		$834,582	$714,433	$110	$107	$61,516	$6.72
2022	$2,052,885		$2,163,673		$1,094,003	$1,119,010	$108	$98	$94,260	$6.90
2021	$3,529,055	$3,529,416	$5,261,198	$5,261,559	$1,738,673	$1,322,258	$116	$119	$60,652	$6.57
2020		$1,782,872		$261,072	$949,467	$655,481	$90	$87	$60,122	$5.94

(1) For 2024, our PEO was Mr. Daniels and our remaining NEOs were Messrs. Moore, Witczak, Hutjens, and Bohn. For 2023 and 2022, our PEO was Mr.Daniels and our remaining NEOs were Messrs. Moore, Atwell, Hutjens, and Witczak. For 2021, our PEOs were Messrs.Daniels and Atwell, and our remaining NEOs were Ms. Lawson and Messrs. Moore, Hutjens, Madson, and Witczak. For 2020, our PEO was Mr. Atwell and our remaining NEOs were Ms. Lawson, and Messrs. Daniels, Hutjens, and Witczak.

(2) The total shareholder return assumes a hypothetical investment of $100 in common stock on January 1, 2020 with dividends reinvested, and compares the performance of Nicolet common stock to the S&P U.S. BMI Bank Index.
(3) Net income of the Company as reported in the Consolidated Statements of Income in Nicolet’s annual report on Form 10-K.
(4) For a reconciliation of this non-GAAP financial measures to the most comparable GAAP measures, please refer to Appendix A of this Proxy Statement.
(5) The following tables reflect the adjustments made in each year presented in the Pay versus Performance table above to arrive at the compensation actually paid to our PEO and Non-PEO NEOs.

Company Selected Measure Name	Adjusted diluted earnings per common share
Named Executive Officers, Footnote
(1) For 2024, our PEO was Mr. Daniels and our remaining NEOs were Messrs. Moore, Witczak, Hutjens, and Bohn. For 2023 and 2022, our PEO was Mr.Daniels and our remaining NEOs were Messrs. Moore, Atwell, Hutjens, and Witczak. For 2021, our PEOs were Messrs.Daniels and Atwell, and our remaining NEOs were Ms. Lawson and Messrs. Moore, Hutjens, Madson, and Witczak. For 2020, our PEO was Mr. Atwell and our remaining NEOs were Ms. Lawson, and Messrs. Daniels, Hutjens, and Witczak.

Adjustment To PEO Compensation, Footnote	(5) The following tables reflect the adjustments made in each year presented in the Pay versus Performance table above to arrive at the compensation actually paid to our PEO and Non-PEO NEOs.

Adjustments to Determine Compensation Actually Paid to PEO	2024 *	2023 *	2022 *	2021 *	2021 ^	2020 ^
Less: value of Stock Awards included in SCT	$(1,049,879)	$(109,472)	$(218,565)	$(210,625)	$(210,625)	$(173,842)
Less: value of Option Awards included in SCT	—	—	—	—	—	(292,889)
Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Year	1,002,940	2,670	(2,088)	24,052	24,052	(58,386)
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	32,823	(79,020)	82,384	1,135,200	1,135,200	(713,231)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	—	36,491	72,855	70,208	70,208	57,947
Change in Fair Value of Equity Awards Granted in Prior Years and Vested in Year	145,688	78,789	176,202	713,308	713,308	(341,399)
Total Adjustments	$131,572	$(70,542)	$110,788	$1,732,143	$1,732,143	$(1,521,800)

* Adjustments to determine the Compensation Actually Paid to Mr. Daniels.
^ Adjustments to determine the Compensation Actually Paid to Mr. Atwell.

Non-PEO NEO Average Total Compensation Amount	$ 1,908,832	$ 834,582	$ 1,094,003	$ 1,738,673	$ 949,467
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,156,434	714,433	1,119,010	1,322,258	655,481
Adjustment to Non-PEO NEO Compensation Footnote	(5) The following tables reflect the adjustments made in each year presented in the Pay versus Performance table above to arrive at the compensation actually paid to our PEO and Non-PEO NEOs.

Adjustments to Determine Compensation Actually Paid to Non-PEO NEOs	2024	2023	2022	2021	2020
Less: value of Stock Awards included in SCT	$(538,161)	$(60,210)	$(114,625)	$(231,013)	$(73,913)
Less: value of Option Awards included in SCT	(348,699)	—	—	(901,175)	(73,222)
Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Year	915,660	1,468	(1,095)	495,209	(58,882)
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	186,672	(80,519)	44,530	125,578	(89,045)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	—	29,231	38,208	31,106	32,850
Change in Fair Value of Equity Awards Granted in Prior Years and Vested in Year	32,130	(10,119)	57,989	77,140	(31,774)
Fair Value of Awards Granted in Prior Years Forfeited in Year	—	—	—	(13,260)	—
Total Adjustments	$247,602	$(120,149)	$25,007	$(416,415)	$(293,986)

Compensation Actually Paid vs. Total Shareholder Return	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income	CAP and Company Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP and Earnings Per Share
Total Shareholder Return Vs Peer Group	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Tabular List, Table	Measure 1 - Adjusted diluted earnings per common share •Measure 2 - Net interest income •Measure 3 - Nonperforming assets to total assets
Total Shareholder Return Amount	$ 145	110	108	116	90
Peer Group Total Shareholder Return Amount	144	107	98	119	87
Net Income (Loss)	$ 124,059,000	$ 61,516,000	$ 94,260,000	$ 60,652,000	$ 60,122,000
Company Selected Measure Amount | $ / shares	7.83	6.72	6.90	6.57	5.94
PEO Name	Daniels	Daniels	Daniels		Atwell
Additional 402(v) Disclosure	(2) The total shareholder return assumes a hypothetical investment of $100 in common stock on January 1, 2020 with dividends reinvested, and compares the performance of Nicolet common stock to the S&P U.S. BMI Bank Index.(3) Net income of the Company as reported in the Consolidated Statements of Income in Nicolet’s annual report on Form 10-K.Pursuant to the requirements of Item 402(v), the following graphs reflect the relationships between the Compensation Actually Paid or “CAP” and the Company’s cumulative TSR and the Peer Group’s cumulative TSR , the Company’s Net Income, and Earnings Per Share. For a more thorough discussion of how the Committee reviews and assesses the relationship between executive compensation and Company performance, please refer to the Compensation Discussion and Analysis.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted diluted earnings per common share
Non-GAAP Measure Description	(4) For a reconciliation of this non-GAAP financial measures to the most comparable GAAP measures, please refer to Appendix A of this Proxy Statement.
Measure:: 2
Pay vs Performance Disclosure
Name	Net interest income
Measure:: 3
Pay vs Performance Disclosure
Name	Nonperforming assets to total assets
Daniels [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,208,486	$ 1,423,772	$ 2,052,885	$ 3,529,055
PEO Actually Paid Compensation Amount	3,340,058	1,353,230	2,163,673	$ 5,261,198
PEO Name				Daniels
Atwell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 3,529,416	$ 1,782,872
PEO Actually Paid Compensation Amount				$ 5,261,559	261,072
PEO Name				Atwell
PEO | Daniels [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	131,572	(70,542)	110,788	$ 1,732,143
PEO | Daniels [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,049,879)	(109,472)	(218,565)	(210,625)
PEO | Daniels [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Daniels [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,002,940	2,670	(2,088)	24,052
PEO | Daniels [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,823	(79,020)	82,384	1,135,200
PEO | Daniels [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	36,491	72,855	70,208
PEO | Daniels [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	145,688	78,789	176,202	713,308
PEO | Atwell [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,732,143	(1,521,800)
PEO | Atwell [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(210,625)	(173,842)
PEO | Atwell [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(292,889)
PEO | Atwell [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				24,052	(58,386)
PEO | Atwell [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,135,200	(713,231)
PEO | Atwell [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				70,208	57,947
PEO | Atwell [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				713,308	(341,399)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	247,602	(120,149)	25,007	(416,415)	(293,986)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(538,161)	(60,210)	(114,625)	(231,013)	(73,913)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(348,699)	0	0	(901,175)	(73,222)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	915,660	1,468	(1,095)	495,209	(58,882)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	186,672	(80,519)	44,530	125,578	(89,045)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	29,231	38,208	31,106	32,850
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,130	(10,119)	57,989	77,140	(31,774)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (13,260)	$ 0